Document and Entity Information	6 Months Ended
Jun. 24, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Horizon Lines, Inc.
Entity Central Index Key	0001302707
Document Type	S-4
Document Period End Date	Jun 24, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

Unaudited Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010
Current assets:
Cash	$ 19,732	$ 21,147	$ 2,751
Accounts receivable, net of allowance of $5,116 and $6,416 at June 24, 2012 and December 25, 2011, respectively	116,633	105,949	94,181
Materials and supplies	27,919	28,091	24,332
Deferred tax asset	7,947	10,608	2,757
Assets of discontinued operations	7,176	12,975	56,773
Other current assets	7,604	7,196	6,435
Total current assets	187,011	185,966	187,229
Property and equipment, net	160,082	167,145	179,997
Goodwill	198,793	198,793	314,149
Intangible assets, net	55,335	69,942	80,824
Assets of discontinued operations	146
Other long-term assets	19,038	17,963	23,577
Total assets	620,405	639,809	785,776
Current liabilities
Accounts payable	46,041	31,683	39,509
Current portion of long-term debt, including capital lease	5,733	6,107	508,793
Accrued vessel rent	9,277	13,652	3,697
Liabilities of discontinued operations	7,791	45,313	15,381
Other accrued liabilities	81,693	97,097	100,721
Total current liabilities	150,535	193,852	668,101
Long-term debt, including capital lease, net of current portion	383,991	509,741	7,530
Deferred rent	11,317	13,553	18,026
Deferred tax liability	8,307	10,702	4,457
Liabilities of discontinued operations	41,253	51,293	338
Other long-term liabilities	24,216	26,654	47,532
Total liabilities	619,619	805,795	745,984
Commitments and contingencies
Stockholders' equity (deficiency)
Preferred stock, $.01 par value, 30,500 shares authorized, no shares issued or outstanding
Common stock, $.01 par value, 100,000 shares authorized,32,087 shares issued and outstanding as of June 24, 2012 and 2,421 shares issued and 2,269 shares outstanding as of December 25, 2011 and 1,382 shares issued and 1,230 shares outstanding at December 26, 2010	931	605	345
Treasury stock, 152 shares at cost as of December 25, 2011		(78,538)	(78,538)
Additional paid in capital	378,690	213,135	193,266
Accumulated deficit	(381,843)	(303,260)	(73,843)
Accumulated other comprehensive income	3,008	2,072	(1,438)
Total stockholders' equity (deficiency)	786	(165,986)	39,792
Total liabilities and stockholders' equity (deficiency)	$ 620,405	$ 639,809	$ 785,776

Unaudited Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010
Unaudited Condensed Consolidated Balance Sheets [Abstract]
Allowance on accounts receivable	$ 5,116	$ 6,416	$ 6,760
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	30,500	30,500	30,500
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000	100,000	100,000
Common stock, shares issued	32,087	2,421	1,382
Common stock, shares outstanding	32,087	2,269	1,230
Treasury stock, at cost		152	152

Unaudited Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Unaudited Condensed Consolidated Statements of Operations [Abstract]
Operating revenue	$ 270,939	$ 253,731	$ 534,294	$ 494,451	$ 1,026,164	$ 1,000,055	$ 979,352
Operating expense:
Cost of services (excluding depreciation expense)	236,894	215,309	470,694	427,038	870,029	820,460	778,482
Depreciation and amortization	10,397	10,947	20,797	21,824	42,883	43,563	43,502
Amortization of vessel dry-docking	2,622	4,070	6,635	8,138	15,376	15,014	13,686
Selling, general and administrative	19,529	19,842	41,042	43,677	82,125	79,930	95,766
Impairment charge for 2010					115,356	2,919
Legal settlements		(18,202)		(18,202)	(5,483)	32,270	20,000
Impairment charge	257	2,818	257	2,818	2,997	2,655	1,867
Restructuring charge	14,100				119,300	1,843	747
Miscellaneous expense (income), net	233	(46)	(77)	397	737	(574)	876
Total operating expense	269,932	234,738	539,348	485,690	1,124,020	995,161	954,926
Operating income (loss)	1,007	18,993	(5,054)	8,761	(97,856)	4,894	24,426
Other expense:
Interest expense, net	16,238	12,910	33,977	23,626	55,677	40,117	38,036
Loss on conversion/modification of debt	47,403	889	36,421	630	(16,017)		50
Gain on change in value of debt conversion features	(32,800)		(19,130)		(84,480)
Other expense, net	4	8	18	22	32	27	18
(Loss) income from continuing operations before income tax expense	(29,838)	5,186	(56,340)	(15,517)	(53,068)	(35,250)	(13,678)
Income tax expense	49	681	346	196	126	324	10,573
Net (loss) income from continuing operations	(29,887)	4,505	(56,686)	(15,713)	(53,194)	(35,574)	(24,251)
Net loss from discontinued operations	(16,187)	(9,921)	(21,894)	(23,774)	(176,223)	(22,395)	(7,021)
Net loss	$ (46,074)	$ (5,416)	$ (78,580)	$ (39,487)	$ (229,417)	$ (57,969)	$ (31,272)
Basic net (loss) income per share:
Continuing operations	$ (1.49)	$ 3.63	$ (4.89)	$ (12.68)	$ (36.33)	$ (29.01)	$ (20.06)
Discontinued operations	$ (0.81)	$ (7.99)	$ (1.89)	$ (19.19)	$ (120.37)	$ (18.27)	$ (5.81)
Basic net loss per share	$ (2.3)	$ (4.36)	$ (6.78)	$ (31.87)	$ (156.7)	$ (47.28)	$ (25.87)
Diluted net (loss) income per share:
Continuing operations	$ (1.49)	$ 3.63	$ (4.89)	$ (12.68)	$ (36.33)	$ (29.01)	$ (20.06)
Discontinued operations	$ (0.81)	$ (7.99)	$ (1.89)	$ (19.19)	$ (120.37)	$ (18.27)	$ (5.81)
Diluted net (loss) income per share	$ (2.3)	$ (4.36)	$ (6.78)	$ (31.87)	$ (156.7)	$ (47.28)	$ (25.87)
Basic and diluted net loss per share:
Continuing operations	$ (1.49)	$ 3.63	$ (4.89)	$ (12.68)	$ (36.33)	$ (29.01)	$ (20.06)
Discontinued operations	$ (0.81)	$ (7.99)	$ (1.89)	$ (19.19)	$ (120.37)	$ (18.27)	$ (5.81)
Basic and diluted net loss per share	$ (2.3)	$ (4.36)	$ (6.78)	$ (31.87)	$ (156.7)	$ (47.28)	$ (25.87)
Number of weighted average shares used in calculations:
Basic	20,068	1,241	11,595	1,239	1,464	1,226	1,209
Diluted	20,068	1,241	11,595	1,239	1,464	1,226	1,209
Cash dividends declared per share						$ 5	$ 11

Unaudited Condensed Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Unaudited Condensed Consolidated Statements of Comprehensive Loss [Abstract]
Net loss	$ (46,074)	$ (5,416)	$ (78,580)	$ (39,487)	$ (229,417)	$ (57,969)	$ (31,272)
Other comprehensive income:
Unrecognized actuarial gains (losses), net of tax					1,241	(1,442)	4,475
Unwind of interest rate swap	339		679		339
Amortization of pension and post-retirement benefit transition obligation, net of tax	129	118	257	236	472	414	447
Change in fair value of interest rate swap, net of tax		20		474	1,458	1,141	229
Other comprehensive income	468	138	936	710	3,510	113	5,151
Comprehensive loss	$ (45,606)	$ (5,278)	$ (77,644)	$ (38,777)	$ (225,907)	$ (57,856)	$ (26,121)

Unaudited Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Cash flows from operating activities:
Net loss from continuing operations	$ (56,686)	$ (15,713)	$ (53,194)	$ (35,574)	$ (24,251)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	10,672	11,663	22,566	22,865	23,196
Amortization of other intangible assets	10,125	10,161	20,317	20,698	20,306
Amortization of vessel dry-docking	6,635	8,138	15,376	15,014	13,686
Impairment charge for 2010			115,356	2,919
Amortization of deferred financing costs	1,404	2,018	3,955	3,412	2,947
Loss on conversion/modification of debt	36,421	630	(16,017)		50
Impairment charge	257	2,818	2,997	2,655	1,867
Restructuring charge			119,300	1,843	747
Legal settlements		(18,202)	(5,483)	32,270	20,000
Gain on change in value of debt conversion features	(19,130)		(84,480)
Deferred income taxes	266	2,026	162	148	10,617
Gain on sale of interest in joint venture				(724)
Gain on equipment disposals	(213)	(368)	(935)	(47)	(225)
Stock-based compensation	258	364	677	2,122	3,096
Accretion of interest on convertible notes	3,931	5,764	11,972	11,060	10,011
Accretion of interest on legal settlements	1,121	284	810
Changes in operating assets and liabilities:
Accounts receivable	(10,764)	(21,449)	(11,417)	1,236	15,556
Materials and supplies	94	(3,772)	(4,084)	(44)	(4,487)
Other current assets	(407)	(2,933)	3,148	(1,164)	1,279
Accounts payable	14,358	(10,973)	(7,826)	1,538	(1,885)
Accrued liabilities	4,875	(2,844)	(6,274)	6,210	(1,461)
Vessel rent	(6,612)	(2,237)	5,482	(5,199)	(4,874)
Vessel dry-docking payments	(9,336)	(6,839)	(12,547)	(19,110)	(14,696)
Legal settlement payments	(1,500)	(1,884)	(8,518)	(5,000)	(5,000)
Other assets/liabilities	32	(837)	(3,495)	(768)	(3,488)
Net cash used in operating activities from continuing operations	(14,199)	(44,185)	(11,452)	53,441	62,991
Net cash used in operating activities from discontinued operations	(19,891)	(20,975)	(50,588)	(17,008)	(5,493)
Cash flows from investing activities:
Purchases of property and equipment	(4,230)	(6,708)	(15,111)	(15,991)	(9,750)
Proceeds from the sale of property and equipment	830	1,402	2,274	454	1,215
Proceeds from the sale of interest in joint venture				1,100
Net cash used in investing activities from continuing operations	(3,400)	(5,306)	(12,837)	(14,437)	(8,535)
Net cash used in investing activities from discontinued operations		(390)	(705)	(545)	(3,278)
Cash flows from financing activities:
Payments on long-term debt	(1,125)	(9,375)	(93,750)	(18,750)	(7,968)
Borrowing under ABL facility	42,500
Borrowing under revolving credit facility		97,500	104,500	108,800	64,000
Payments on revolving credit facility		(9,000)	(204,500)	(108,800)	(84,000)
Proceeds from issuance of First Lien Notes			225,000
Proceeds from issuance of Second Lien Notes			100,000
Payment of financing costs	(4,400)	(6,848)	(35,644)	(75)	(3,492)
Payments on capital lease obligations	(900)	(783)	(1,628)	(124)
Common stock issued under ESPP				111	104
Dividend to stockholders				(6,281)	(13,397)
Net cash provided by (used in) financing activities	36,075	71,494	93,978	(25,119)	(44,753)
Net increase in cash from continuing operations	18,476	22,003	69,689	13,885	9,703
Net decrease in cash from discontinued operations	(19,891)	(21,365)	(51,293)	(17,553)	(8,771)
Net (decrease) increase in cash	(1,415)	638	18,396	(3,668)	932
Cash at beginning of period		2,751	2,751	6,419	5,487
Cash at end of period	$ 19,732	$ 3,389	$ 21,147	$ 2,751	$ 6,419

Consolidated Statements of Changes in Stockholder's Equity (Deficiency) (USD $) In Thousands	Total	Common Stock	Treasury Stock	Additional Paid in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss
Beginning balance at Dec. 21, 2008	$ 136,836	$ 338	$ (78,538)	$ 199,644	$ 22,094	$ (6,702)
Beginning balance, shares at Dec. 21, 2008		1,200
Vesting of restricted stock	(177)	1		(178)
Vesting of restricted stock, shares		5
Dividend to shareholders	(13,397)			(6,701)	(6,696)
Stock-based compensation	3,582			3,582
Stock issued under Employee Stock Purchase Plan	555	2		553
Stock issued under Employee Stock Purchase Plan, shares		7
Net loss	(31,272)				(31,272)
Unrecognized actuarial gains, net of tax	4,475					4,475
Fair value of interest rate swap, net of tax	229					229
Amortization of pension and post-retirement benefit transition obligation, net of tax	447					447
Ending balance at Dec. 20, 2009	101,278	341	(78,538)	196,900	(15,874)	(1,551)
Ending balance, shares at Dec. 20, 2009		1,212
Vesting of restricted stock	(1)	2		(3)
Vesting of restricted stock, shares		8
Dividend to shareholders	(6,448)			(6,448)
Stock-based compensation	2,122			2,122
Stock issued under Employee Stock Purchase Plan	697	2		695
Stock issued under Employee Stock Purchase Plan, shares		10
Net loss	(57,969)				(57,969)
Unrecognized actuarial gains, net of tax	(1,442)					(1,442)
Fair value of interest rate swap, net of tax	1,141					1,141
Amortization of pension and post-retirement benefit transition obligation, net of tax	414					414
Ending balance at Dec. 26, 2010	39,792	345	(78,538)	193,266	(73,843)	(1,438)
Ending balance, shares at Dec. 26, 2010		1,230
Vesting of restricted stock	(26)			(26)
Vesting of restricted stock, shares		1
Stock-based compensation	677			677
Stock issued under Employee Stock Purchase Plan	182	1		181
Stock issued under Employee Stock Purchase Plan, shares		6
Stock issued as part of recapitalization plan	19,296	252		19,044
Stock issued as part of recapitalization plan, shares		1,003
Conversion of warrants to stock		7		(7)
Conversion of warrants to stock, shares		29
Net loss	(229,417)				(229,417)
Unrecognized actuarial gains, net of tax	1,241					1,241
Fair value of interest rate swap, net of tax	1,458					1,458
Unwind of interest rate swap	339					339
Amortization of pension and post-retirement benefit transition obligation, net of tax	472					472
Ending balance at Dec. 25, 2011	$ (165,986)	$ 605	$ (78,538)	$ 213,135	$ (303,260)	$ 2,072
Ending balance, shares at Dec. 25, 2011		2,269

Organization (Details)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Organization (Textual) [Abstract]
Minimum percentage of ownership by domestic citizens subsidiary in shipping business	75.00%	75.00%

Basis of Presentation (Details)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011	Dec. 07, 2011	Dec. 26, 2010
Basis of Presentation (Textual) [Abstract]
Number of week used for fiscal year every sixth year by entity	364 days
Number of week used for fiscal year every seventh year by entity	371 days
Reverse stock split	1 - for - 25	1 - for - 25
Common stock, shares outstanding	32,087,000	2,269,000	56,700,000	1,230,000
Shares of common stock held	25	25
Minimum percentage of ownership by domestic citizens subsidiary in shipping business	75.00%	75.00%

Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010
Components of Long-term debt
Total long-term debt	$ 389,724	$ 515,848	$ 516,323
Less current portion	(5,733)	(6,107)	(508,793)
Long-term debt, net of current portion	383,991	509,741	7,530
ABL facility [Member]
Components of Long-term debt
Total long-term debt	42,500
First lien senior secured notes [Member]
Components of Long-term debt
Total long-term debt	226,767	228,228
6.0% convertible senior secured notes [Member]
Components of Long-term debt
Total long-term debt	3,410	181,098
Second lien senior secured notes [Member]
Components of Long-term debt
Total long-term debt	108,186	96,781
Capital lease obligations [Member]
Components of Long-term debt
Total long-term debt	6,617	7,530	9,159
4.25% convertible notes [Member]
Components of Long-term debt
Total long-term debt	2,244	2,211	313,414
Term Loan [Member]
Components of Long-term debt
Total long-term debt			93,750
Revolving Credit Facility [Member]
Components of Long-term debt
Total long-term debt			$ 100,000

Long-Term Debt (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2011
Contractual maturities of long-term debt obligations
2012	$ 4,494
2013	2,250
2014	2,250
2015	2,250
2016	316,000
Thereafter	278,096
Long Term Debt Maturities	$ 605,340

Long-Term Debt (Details Textual) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended						12 Months Ended			6 Months Ended	12 Months Ended									6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended
	Mar. 31, 2012	Jun. 24, 2012	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Apr. 09, 2012	Oct. 05, 2011	Mar. 22, 2011	Dec. 25, 2011 Interest Rate Swap [Member]	Mar. 31, 2008 Interest Rate Swap [Member]	Apr. 09, 2012 Senior Debt Obligations [Member]	Jun. 24, 2012 Warrant [Member]	Dec. 25, 2011 Warrant [Member]	Dec. 25, 2011 Series A Notes [Member]	May 03, 2012 Series A Notes [Member]	Oct. 05, 2011 Series A Notes [Member]	May 03, 2012 Series B Notes [Member]	Oct. 05, 2011 Series B Notes [Member]	Oct. 05, 2011 Convertible Senior Secured Notes Series [Member]	Jun. 24, 2012 Convertible Senior Secured Notes Series B [Member]	Oct. 05, 2011 Convertible Senior Secured Notes Series B [Member]	Jun. 24, 2012 ABL facility [Member]	Dec. 25, 2011 ABL facility [Member]	Oct. 05, 2011 ABL facility [Member]	Jun. 24, 2012 ABL facility [Member] Maximum [Member]	Dec. 25, 2011 ABL facility [Member] Maximum [Member]	Jun. 24, 2012 ABL facility [Member] Minimum [Member]	Dec. 25, 2011 ABL facility [Member] Minimum [Member]	Oct. 05, 2011 Swing Line Sub facility [Member] ABL facility [Member]	Oct. 05, 2011 Letter of credit sub facility [Member] ABL facility [Member]	Jun. 24, 2012 4.25% Convertible Senior Notes [Member]	Dec. 25, 2011 4.25% Convertible Senior Notes [Member]	Oct. 05, 2011 4.25% Convertible Senior Notes [Member]	Dec. 26, 2010 4.25% Convertible Senior Notes [Member]	Jun. 24, 2012 11.00% First Lien Senior Secured Notes due 2016 [Member]	Dec. 25, 2011 11.00% First Lien Senior Secured Notes due 2016 [Member]	Oct. 05, 2011 11.00% First Lien Senior Secured Notes due 2016 [Member]	Dec. 25, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member]	Jun. 24, 2012 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member]	Dec. 25, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member]	Oct. 05, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member]	Jun. 24, 2012 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Interest Rate Criteria Three [Member]	Dec. 25, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Interest Rate Criteria Three [Member]	Dec. 25, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Maximum [Member]	Jun. 24, 2012 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Maximum [Member] Interest Rate Criteria Two [Member]	Dec. 25, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Maximum [Member] Interest Rate Criteria Two [Member]	Dec. 25, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Minimum [Member]	Jun. 24, 2012 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Minimum [Member] Interest Rate Criteria One [Member]	Dec. 25, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Minimum [Member] Interest Rate Criteria One [Member]	Jan. 31, 2012 6% Convertible Notes due 2017 [Member]	Jun. 24, 2012 6% Convertible Notes due 2017 [Member]	Dec. 25, 2011 6% Convertible Notes due 2017 [Member]	Oct. 05, 2011 6% Convertible Notes due 2017 [Member] Level 3 [Member]	Jun. 24, 2012 6% Convertible Notes due 2017 [Member] Series A Notes [Member]	Dec. 25, 2011 6% Convertible Notes due 2017 [Member] Series A Notes [Member]	Oct. 05, 2011 6% Convertible Notes due 2017 [Member] Series A Notes [Member]	Mar. 25, 2012 6% Convertible Notes due 2017 [Member] Series B Notes [Member]	Jun. 24, 2012 6% Convertible Notes due 2017 [Member] Series B Notes [Member]	Dec. 25, 2011 6% Convertible Notes due 2017 [Member] Series B Notes [Member]	Oct. 05, 2011 6% Convertible Notes due 2017 [Member] Series B Notes [Member]	Jun. 24, 2012 6% Convertible Notes due 2017 [Member] Maximum [Member]	Dec. 25, 2011 6% Convertible Notes due 2017 [Member] Maximum [Member]	Jun. 24, 2012 6% Convertible Notes due 2017 [Member] Minimum [Member]	Dec. 25, 2011 6% Convertible Notes due 2017 [Member] Minimum [Member]	Jun. 24, 2012 6.0% Convertible Notes [Member]	Dec. 25, 2011 6.0% Convertible Notes [Member]	May 03, 2012 6.0% Convertible Notes [Member] Series A Notes [Member]	May 03, 2012 6.0% Convertible Notes [Member] Series B Notes [Member]	Dec. 25, 2011 Senior Credit Facility [Member]
Long-Term Debt (Textual) [Abstract]
Convertible senior notes states percentage																																	4.25%	4.25%					11.00%					15.00%	15.00%	15.00%	14.00%	14.00%	13.00%	13.00%	13.00%
Revolving credit facility Maximum Borrowing capacity																										$ 100,000,000					$ 15,000,000	$ 30,000,000
Current borrowing capacity under senior credit facility																								17,300,000
Variable commitment fee on the unused portion of the commitment																											0.005	0.005	0.00375	0.00375
Convertible senior notes date of maturity																																	Aug 15, 2012	Aug 15, 2012							Oct 15, 2016	Oct 15, 2016														Apr 15, 2017	Apr 15, 2017
Estimated fair values of the Company's debt		423,900,000	423,900,000		489,000,000	498,000,000																																	228,400,000				96,600,000										1,100,000	14,000,000	98,500,000			105,600,000				58,600,000
Purchase of common stock																																																								45,500,000				1,700,000
Debt Instrument, Date of First Required Payment																																					Oct 15, 2016
Callable percentage on principal amount			103.00%		103.00%																																101.50%				106.00%	106.00%
Obligated mandatory payments																																					1.00%
Percentage of change of control in other covenants																																					101.00%				101.00%	101.00%
Amortization of issued premium																																					3,400,000				3,400,000	3,400,000
Obligation period to complete A/B Exchange offer																																					400 days				400 days	300 days																					60 days	60 days	20 days	20 days
Issuance to SFL in aggregate principal amount													40,000,000
Warrants issued to SFL								9,250,000														1,700,000
Non Callable Period																																									2 years	2 years
Increase option in credit facility			12,500,000		12,500,000
Optional increase in maximum commitment under asset based lending facility																								25,000,000	25,000,000
Maturity date																								May 10, 2016	May 10, 2016
Borrowing outstanding																								42,500,000	0
Borrowing outstanding				9,000,000	204,500,000	108,800,000	84,000,000																																	265,000,000
Percentage of note holders in agreement restructuring support	96.00%																																																				96.00%
Series A and Series B Notes available for conversion under restructuring support agreement	228,400,000																																																				228,400,000							18,500,000
Common stock and warrants issued for the purchase of common stock for Series A Notes holders																																																					27,700,000
Common stock available for the purchase of Series B Notes holders																																																					1,000,000
Conversion price of warrants per common shares														0.01	0.01																																						0.01
Gain loss on conversion of debt																																																					48,500,000						11,300,000		11,300,000
Debt conversion converted instrument conversion rate																88.9855																																								402.3272				54.7196	54.7196
Debt conversion original debt instrument conversion rate																																																								1,000	1,000			1,000	1,000
Common Stock Weighted Average Price																																																					$ 15.75	$ 15.75
Conversion of debt-to-equity																																																				49,700,000		49,700,000
Common Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01		$ 0.01	$ 0.01																																															$ 11.25	$ 11.25
Percentage of Consideration Received By Stockholders	90.00%																																																																		90.00%	90.00%
Percentage of Repurchase Rate on Principal Amount																																																					101.00%	101.00%
Reverse stock split			1 - for - 25		1 - for - 25									1/25th	1/25th
Percentage of principal amount share of common stock and warrants to purchase of common stock																																	99.30%	99.30%
Letters of credit amount		18,900,000	18,900,000		19,600,000	11,300,000																		18,900,000	19,600,000
Debt Instrument Basis Spread On Variable Rate Based On Base Rate Loan																											2.75%	2.75%	1.25%	1.25%
Debt Instrument Basis Spread On Variable Rate Based On LIBOR Rate Loan																											3.75%	3.75%	2.25%	2.25%
Percentage of Borrowing on Maximum Borrowing Capacity Under Line of Credit Facility																								12.50%	12.50%
Debt Instrument Carrying Amount									278,100,000									178,800,000		99,300,000	178,800,000		99,300,000		100,000,000													225,000,000		100,000,000		100,000,000
Principal amount of convertible Senior notes																																			327,800,000
Convertible notes payable																																	2,200,000																				3,700,000
Conversion of common stock shares from debt																						1,000,000												1,000,000
Conversion of notes in to equity																	175,800,000		48,900,000																																																		6,100,000	1,700,000
Legal payments and other related fees			2,600,000
Non-cash gain recorded for change in fair value		32,800,000	19,100,000		84,500,000
Conversion price of per common share																																			$ 0.01
Repayment of existing borrowing and accrued interest of senior credit facility																																																																							256,500,000
Repayment of accrued interest of 4.25% notes																																		1,900,000
Repayment for fees and refinancing related expenses					15,600,000
Proceeds received by company after repayments of borrowings and accrued interest					15,900,000
Payment of financing costs			4,400,000	6,848,000	35,644,000	75,000	3,492,000																																																																35,600,000
Deferred financing costs																																																																							15,500,000
Net gain from comprehensive refinancing																																																																							16,000,000
Ownership position															4.90%
Percentage additional interest																																														1.00%			0.25%
Number of days consider for additional interest																																						90 days
Unused borrowing capacity																									52,900,000
Payment of term loan																																																																							75,000,000
Amount on revolving credit facility																																																																							190,000,000
Derivative notional amount												121,900,000
Derivative, Maturity Date											Aug 8, 2012
Derivative fixed interest rate												3.02%
Interest rate description											Floating interest rate equal to the three-month LIBOR rate
Payment for termination of interest rate swap					1,200,000
Unamortized loss relating to the terminated swap included in accumulated other comprehensive loss					800,000
Other comprehensive loss					1,300,000	200,000	2,000,000
Hedge ineffectiveness					0	0	0
Default under 4.25% Convertible notes																																				330,000,000
Fine paid by company to resolve the investigation by the U.S. Department of Justice										45,000,000
Contractual maturities of long-term debt obligations during 2017 Original Amount					278,096,000
Contractual maturities of long-term debt obligations during 2017 reduced Amount					$ 228,400,000

Restructuring (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Summary of restructuring reserve activity
Beginning Balance		$ 2,042
Payments		(1,809)
Ending Balance		233
Personnel related costs [Member]
Summary of restructuring reserve activity
Beginning Balance		2,032
Payments	(209)	(1,799)
Ending Balance	24	233
Other associated costs [Member]
Summary of restructuring reserve activity
Beginning Balance		10
Payments		$ (10)

Restructuring (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended	12 Months Ended				1 Months Ended			3 Months Ended
	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Dec. 26, 2010 Personnel related costs [Member]	Jan. 31, 2011 Scenario, Actual [Member] Employee	Jan. 31, 2011 Scenario, Actual [Member] Existing Work Force [Member] Employee	Jan. 31, 2011 Scenario, Actual [Member] Open Positions [Member] Employee	Dec. 26, 2010 Scenario, Plan [Member] Employee
Restructuring (Textual) [Abstract]
Reduction in non-union workforce plan, in numbers									64	35	29	65
Restructuring charge	$ 14,100	$ 119,300			$ 119,300	$ 1,843	$ 747	$ 2,100
Restructuring (Additional Textual) [Abstract]
Reduction in non-union workforce plan, percentage			10.00%
Workforce Restructuring Completion Date				Jan 31, 2011

Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Jun. 24, 2012 Personnel related costs [Member]	Dec. 25, 2011 Personnel related costs [Member]	Dec. 26, 2010 Personnel related costs [Member]	Jun. 24, 2012 Discontinued Operation [Member]	Dec. 25, 2011 Discontinued Operation [Member]	Jun. 24, 2012 Discontinued Operation [Member] Vessel leases, net of estimated sublease [Member]	Dec. 25, 2011 Discontinued Operation [Member] Vessel leases, net of estimated sublease [Member]	Jun. 24, 2012 Discontinued Operation [Member] Rolling stock per-diem and lease termination costs [Member]	Dec. 25, 2011 Discontinued Operation [Member] Rolling stock per-diem and lease termination costs [Member]	Jun. 24, 2012 Discontinued Operation [Member] Personnel related costs [Member]	Dec. 25, 2011 Discontinued Operation [Member] Personnel related costs [Member]	Dec. 25, 2011 Discontinued Operation [Member] Non-cash write-off of FSX related assets [Member]	Jun. 24, 2012 Discontinued Operation [Member] Facility leases [Member]	Dec. 25, 2011 Discontinued Operation [Member] Facility leases [Member]
Summary of restructuring reserve activity
Beginning Balance			$ 2,042				$ 2,032
Payments			(1,809)			(209)	(1,799)		(18,298)	(6,768)	(8,159)	(4,805)	(8,897)	(1,745)	(1,085)	(166)		(157)	(52)
Provision									4,614	99,214	4,150	81,865		11,666	442	5,496		22	187
Adjustment									(72,300)		(72,300)
Restructuring charge	14,100	119,300	119,300	1,843	747			2,100		119,314		81,865		11,666		5,496	20,100		187
Ending Balance		$ 233	$ 233	$ 2,042		$ 24	$ 233	$ 2,032	$ 6,462	$ 92,446	$ 751	$ 77,060	$ 1,024	$ 9,921	$ 4,687	$ 5,330			$ 135

Discontinued Operations (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010
Major classes of Assets of discontinued operations and Liabilities of discontinued operations in the Consolidated Balance Sheets
Accounts receivable, net of allowance	$ 116,633	$ 105,949	$ 94,181
Property and equipment, net	160,082	167,145	179,997
Deferred tax asset	7,947	10,608	2,757
Other assets	7,604	7,196	6,435
Total current assets of discontinued operations	7,176	12,975	56,773
valuation allowance		631	4,983
Long term deferred tax asset	146
Total assets of discontinued operations	7,322	12,975	56,773
Accounts payable	46,041	31,683	39,509
Total current liabilities of discontinued operations	7,791	45,313	15,381
Total long-term debt	389,724	515,848	516,323
Deferred tax liability	8,307	10,702	4,457
Total long-term liabilities of discontinued operations	41,253	51,293	338
FSX Service [Member]
Major classes of Assets of discontinued operations and Liabilities of discontinued operations in the Consolidated Balance Sheets
Long term deferred tax asset	146
Total assets of discontinued operations	7,090	12,660	49,581
Total long-term debt	41,253
Logistics [Member]
Major classes of Assets of discontinued operations and Liabilities of discontinued operations in the Consolidated Balance Sheets
valuation allowance		631	4,983
Long term deferred tax asset
Total assets of discontinued operations	232	315	7,192
Discontinued Operations [Member]
Major classes of Assets of discontinued operations and Liabilities of discontinued operations in the Consolidated Balance Sheets
Accounts receivable, net of allowance	639	4,707	28,642
Property and equipment, net	6,022	6,031	15,381
Deferred tax asset	300	620	874
Other assets	215	1,617	16,859
Total current assets of discontinued operations	7,176	12,975	61,756
Accounts payable	539	1,327	4,794
Current restructuring liabilities	6,462	41,337
Other current liabilities	790	2,649	10,587
Total current liabilities of discontinued operations	7,791	45,313	15,381
Deferred tax liability		184	338
Long-term portion of vessel lease obligation		51,109
Total long-term liabilities of discontinued operations	41,253	51,293	338
Total liabilities of discontinued operations	49,044	96,606	15,719
Discontinued Operations [Member] | FSX Service [Member]
Major classes of Assets of discontinued operations and Liabilities of discontinued operations in the Consolidated Balance Sheets
Accounts receivable, net of allowance	407	4,414	18,014
Property and equipment, net	6,022	6,031	14,660
Deferred tax asset	300	620	226
Other assets	215	1,595	16,681
Total current assets of discontinued operations	6,944	12,660	49,581
Accounts payable	539	1,312	3,904
Current restructuring liabilities	6,462	41,337
Other current liabilities	790	2,649	7,778
Total current liabilities of discontinued operations	7,791	45,298	11,682
Deferred tax liability		184	338
Long-term portion of vessel lease obligation		51,109
Total long-term liabilities of discontinued operations	41,253	51,293	338
Total liabilities of discontinued operations	49,044	96,591	12,020
Discontinued Operations [Member] | Logistics [Member]
Major classes of Assets of discontinued operations and Liabilities of discontinued operations in the Consolidated Balance Sheets
Accounts receivable, net of allowance	232	924	10,628
Property and equipment, net			721
Deferred tax asset			648
Other assets		22	178
Total current assets of discontinued operations	232	315	12,175
Accounts payable		15	890
Other current liabilities			2,809
Total current liabilities of discontinued operations		15	3,699
Total liabilities of discontinued operations		$ 15	$ 3,699

Discontinued Operations (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011	Sep. 25, 2011	Jun. 26, 2011	Mar. 27, 2011	Dec. 26, 2010	Sep. 19, 2010	Jun. 20, 2010	Mar. 21, 2010	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Summary of financial information for the discontinued operations included in the Consolidated Statements of Operation
Restructuring charge	$ 14,100	$ 119,300										$ 119,300	$ 1,843	$ 747
Net (loss) income	(16,187)	(137,769)	(14,682)	(9,921)	(13,851)	(12,475)	(921)	(2,526)	(6,473)	(21,894)	(23,774)	(176,223)	(22,395)	(7,021)
Discontinued Operations [Member]
Summary of financial information for the discontinued operations included in the Consolidated Statements of Operation
Operating revenue	401			56,895						487	112,113	191,720	214,607	179,129
Restructuring charge												119,314
Operating (loss) income	(14,341)			(11,632)						(16,491)	(25,104)	(177,888)	(22,716)	(7,223)
Net (loss) income	(16,187)			(9,921)						(21,894)	(23,774)	(176,223)	(22,395)	(7,021)
Discontinued Operations [Member] | FSX Service [Member]
Summary of financial information for the discontinued operations included in the Consolidated Statements of Operation
Operating revenue	401			53,796						487	98,430	177,958	162,450	144,863
Restructuring charge												119,314
Operating (loss) income	(14,341)			(13,777)						(16,491)	(26,469)	(180,002)	(10,742)	(2,136)
Net (loss) income	(16,187)			(11,511)						(21,894)	(24,604)	(177,793)	(10,725)	(2,156)
Discontinued Operations [Member] | Logistics [Member]
Summary of financial information for the discontinued operations included in the Consolidated Statements of Operation
Operating revenue				3,099							13,683	13,762	52,157	34,266
Operating (loss) income				2,145							1,365	2,114	(11,974)	(5,087)
Net (loss) income				$ 1,590							$ 830	$ 1,570	$ (11,670)	$ (4,865)

Discontinued Operations (Details 3) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Summary of financial information for the discontinued operations included in the Consolidated Statements of Cash Flows
Net cash (used in) provided by operating activities	$ (19,891)	$ (20,975)	$ (50,588)	$ (17,008)	$ (5,493)
Net cash used in investing activities from discontinued operations		(390)	(705)	(545)	(3,278)
Net decrease in cash from discontinued operations	(19,891)	(21,365)	(51,293)	(17,553)	(8,771)
Discontinued Operations [Member]
Summary of financial information for the discontinued operations included in the Consolidated Statements of Cash Flows
Net cash (used in) provided by operating activities	(19,891)	(20,975)	(50,588)	(17,008)	(5,493)
Net cash used in investing activities from discontinued operations		(390)	(705)	(545)	(3,278)
Net decrease in cash from discontinued operations	(19,891)	(21,365)	(51,293)	(17,553)	(8,771)
Discontinued Operations [Member] | FSX Service [Member]
Summary of financial information for the discontinued operations included in the Consolidated Statements of Cash Flows
Net cash (used in) provided by operating activities	(20,046)	(26,073)	(54,527)	(8,599)	(1,910)
Net cash used in investing activities from discontinued operations		(333)	(647)	(307)	(3,159)
Net decrease in cash from discontinued operations	(20,046)	(26,406)	(55,174)	(8,906)	(5,069)
Discontinued Operations [Member] | Logistics [Member]
Summary of financial information for the discontinued operations included in the Consolidated Statements of Cash Flows
Net cash (used in) provided by operating activities	155	5,098	3,939	(8,409)	(3,583)
Net cash used in investing activities from discontinued operations		(57)	(58)	(238)	(119)
Net decrease in cash from discontinued operations	$ 155	$ 5,041	$ 3,881	$ (8,647)	$ (3,702)

Discontinued Operations (Details Textual) (USD $)	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 24, 2012	Mar. 24, 2012	Dec. 25, 2011	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Apr. 09, 2012	Apr. 05, 2012 Foriegn_Ship
Discontinued Operations (Additional Textual) [Abstract]
valuation allowance			$ 631,000		$ 631,000	$ 4,983,000
Discontinued Operations (Textual) [Abstract]
Number of foreign ship.									5
Warrants issued to SFL								9,250,000
Due date of Second Lien Senior Secured Notes				2016
Company recorded additional restructuring charge				14,100,000
Non-Cash accretion of the liability		4,200,000
Restructuring charge	14,100,000		119,300,000		119,300,000	1,843,000	747,000
Senior Debt Obligations [Member]
Discontinued Operations (Additional Textual) [Abstract]
Issuance to SFL in aggregate principal amount								40,000,000
Logistics [Member]
Discontinued Operations (Additional Textual) [Abstract]
valuation allowance						5,000,000
Reduction in valuation allowance related to assets of discontinued operation					$ 3,200,000

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Current:
Federal					$ 35	$ 35	$ 322
State/territory					(235)	95	195
Total current					(200)	130	517
Deferred:
Federal							10,359
State/territory					326	194	(303)
Total deferred			266	2,026	162	148	10,617
Income tax expense	$ 49	$ 681	$ 346	$ 196	$ 126	$ 324	$ 10,573

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Summary of difference between income tax expense (benefit) and amounts computed by applying statutory federal income tax rates to earnings before income taxes
Income tax benefit at statutory rates:	$ (18,574)	$ (11,554)	$ (4,787)
State/territory, net of (excluding valuation allowance)	716	(3)	186
Qualifying shipping	4,615	(2,978)	658
Fines and penalties	(1,908)	11,168	42
Goodwill impairment	38,197
Cancellation of debt	5,553
Gain on change in value of debt conversion features	(14,413)
Valuation allowance	(16,007)	2,338	13,871
Other Items	1,947	1,353	603
Income tax expense	$ 126	$ 324	$ 10,573

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 24, 2012	Dec. 25, 2011	Dec. 26, 2010
Deferred tax assets:
Leases		$ 11,489	$ 8,407
Convertible note hedge			1,360
Allowance for doubtful accounts		1,321	1,329
Net operating losses, AMT carry forwards, and state credit carry forwards		32,735	35,735
Post-retirement benefits		9,231	1,639
Other		11,521	12,424
Valuation allowances		(8,392)	(16,919)
Total deferred tax assets	3,000	57,905	43,975
Deferred tax liabilities:
Depreciation		(24,784)	(17,294)
Capital Construction Fund		(7,334)	(14,791)
Intangibles		(9,575)	(11,556)
Debt Conversion Features		(13,816)
Other		(2,490)	(2,034)
Total deferred tax liabilities		(57,999)	(45,675)
Net deferred tax liability		$ (94)	$ (1,700)

Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Dec. 20, 2008
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning Balance	$ 13,596	$ 12,531		$ 8,989
Additions based on tax positions related to the current year	860	840	409
Additions for tax positions of prior years	924	225	5,793
Reductions for tax positions of prior years			(2,660)
Ending balance	$ 15,380	$ 13,596	$ 12,531	$ 8,989

Income Taxes (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Mar. 24, 2012
Income Taxes (Textual) [Abstract]
Alternative minimum tax credit carryforward with no expiration period amount		$ 1,400,000	$ 1,400,000
Unrecognized Tax Benefits increase decrease period		12 months
Accruals for the payment of interest and penalties		0
Income Taxes (Additional Textual) [Abstract]
Decrease in net deferred tax assets		57,905,000	43,975,000		3,000,000
Tonnage tax regime period	5 years
Decrease in current deferred tax asset	2,400,000
Decrease in noncurrent deferred tax liability	2,400,000
Company's effective tax rate		0.20%	(1.00%)	(77.30%)
Total net deferred tax assets related to discontinued operations, before taking into account valuation allowance		39,800,000	8,700,000
Net deferred tax assets		400,000	600,000
Domestic Tax Authority [Member]
Income Taxes (Textual) [Abstract]
Net operating loss carryforwards		117,400,000	134,500,000
State and Local Jurisdiction [Member]
Income Taxes (Textual) [Abstract]
Net operating loss carryforwards		$ 33,800,000	$ 20,500,000

Stock-Based Compensation (Details) (Selling, General and Administrative Expenses [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Compensation Cost Included in Selling General and Administration Expenses [Abstract]
Compensation Cost	$ 210	$ 82	$ 258	$ 364	$ 758	$ 2,122	$ 3,096
Stock Options [Member]
Compensation Cost Included in Selling General and Administration Expenses [Abstract]
Compensation Cost		8		60	60	429	1,223
Restricted stock / vested shares [Member]
Compensation Cost Included in Selling General and Administration Expenses [Abstract]
Compensation Cost	222	35	237	234	586	1,550	1,743
Restricted stock units [Member]
Compensation Cost Included in Selling General and Administration Expenses [Abstract]
Compensation Cost	(12)	39	21	39	81
ESPP [Member]
Compensation Cost Included in Selling General and Administration Expenses [Abstract]
Compensation Cost				$ 31	$ 31	$ 143	$ 130

Stock-Based Compensation (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010
Summary of stock option activity
Outstanding, vested and exercisable, Number of Options		57,509
Outstanding , Weighted Average Exercise Price		$ 394.5
Granted, Number of Options
Granted, Weighted Average Exercise Price
Exercised, Number of Options
Exercised, Weighted Average Exercise Price
Forfeited, Number of Options		400
Forfeited, Weighted Average Exercise Price		$ 450.68
Expired, Number of Options	(4,679)	(5,759)
Expired, Weighted Average Exercise Price	$ 354	$ 234.5
Outstanding, vested and exercisable, Number of Options	46,671	51,350	57,509
Outstanding, vested and exercisable, Weighted Average Exercise Price	$ 396.25	$ 389.58	$ 394.5
Outstanding, vested and exercisable, Weighted Average Remaining Contractual Terms (Years)	4 years 9 months 4 days	4 years 11 months 5 days	5 years 8 months 5 days
Outstanding, vested and exercisable, Aggregate Intrinsic Value

Stock-Based Compensation (Details 2) (USD $)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Summary of restricted stock awards
Nonvested, Number of Shares		25,268
Nonvested, Weighted Average Fair Value at Grant Date		$ 141
Granted, Number of Shares		3,343
Granted, Weighted Average Fair Value at Grant Date		$ 89.75
Vested, Number of Shares	(9,791)	(1,082)
Vested, Weighted Average Fair Value at Grant Date	$ 88	$ 323.28
Forfeited, Number of Shares	(3,542)	(3,810)
Forfeited, Weighted Average Fair Value at Grant Date	$ 138.5	$ 179.3
Nonvested, Number of Shares	10,386	23,719
Nonvested, Weighted Average Fair Value at Grant Date	$ 142	$ 119.24

Stock-Based Compensation (Details Textual) (USD $)	6 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended		6 Months Ended	12 Months Ended				12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011	Jun. 02, 2011	Dec. 26, 2010	Dec. 25, 2011 Stock Options [Member]	Dec. 25, 2011 2009 Plan [Member]	Jun. 02, 2009 2009 Plan [Member]	Dec. 25, 2011 Minimum [Member] Stock Options [Member]	Dec. 25, 2011 Maximum [Member] Stock Options [Member]	Jun. 24, 2012 Restricted stock / vested shares [Member]	Dec. 25, 2011 Restricted stock / vested shares [Member]	Jun. 09, 2010 Restricted stock / vested shares [Member]	Jun. 01, 2010 Restricted stock / vested shares [Member]	Mar. 15, 2010 Restricted stock / vested shares [Member]	Dec. 25, 2011 Restricted stock units [Member]	Jun. 24, 2012 Restricted stock units [Member]	Jun. 02, 2011 Restricted stock units [Member]	Jun. 24, 2012 ESPP [Member]	Dec. 25, 2011 ESPP [Member]	Apr. 19, 2006 ESPP [Member]
Stock-Based Compensation (Textual) [Abstract]
Weighted-average period										1 year	10 months 24 days				5 months
Unrecognized compensation expense										$ 200,000	$ 800,000				$ 26,000			$ 0
Restricted stock units																20,532
RSUs granted																600,000
Restricted stock units vesting date	Jun 2, 2012
Aggregate common stock issued	32,087,000	2,421,000		1,382,000		40,000	24,000												123,546	12,354
Number of shares for future issuance						31,696													11,185
Contractual terms under option granted					10 years
Period to exercise option								1 year	3 years
Option Unrecognized compensation costs					0
Restricted stock granted to certain employees			20,532									1,206	1,224	19,280
Grant date fair value of the restricted shares		$ 89.75
Grant date fair value												$ 99.5	$ 98	$ 123
Number of shares vest in full	9,791	1,082									8,400
Performance based restricted shares		10,880
Total Fair value of the RSUs granted																	$ 600,000

Net Loss per Common Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended
	Apr. 30, 2012	Jun. 24, 2012	Dec. 25, 2011	Sep. 25, 2011	Jun. 26, 2011	Mar. 27, 2011	Dec. 26, 2010	Sep. 19, 2010	Jun. 20, 2010	Mar. 21, 2010	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Numerator:
Net loss from continuing operations		$ (29,887)			$ 4,505						$ (56,686)	$ (15,713)	$ (53,194)	$ (35,574)	$ (24,251)
Net loss from discontinued operations		(16,187)	(137,769)	(14,682)	(9,921)	(13,851)	(12,475)	(921)	(2,526)	(6,473)	(21,894)	(23,774)	(176,223)	(22,395)	(7,021)
Net loss		$ (46,074)	$ (63,563)	$ (126,367)	$ (5,416)	$ (34,072)	$ (56,122)	$ 7,747	$ 3,650	$ (13,244)	$ (78,580)	$ (39,487)	$ (229,417)	$ (57,969)	$ (31,272)
Denominator for basic net (loss) income per common share:
Weighted average shares outstanding		20,068			1,241						11,595	1,239	1,464	1,226	1,209
Effect of dilutive securities:
Stock-based compensation
Warrants to purchase common stock
Denominator for diluted net (loss) income per common share		20,068			1,241						11,595	1,239	1,464	1,226	1,209
Basic and diluted net (loss) income per common share
From continuing operations		$ (1.49)			$ 3.63						$ (4.89)	$ (12.68)	$ (36.33)	$ (29.01)	$ (20.06)
From discontinued operations		$ (0.81)			$ (7.99)						$ (1.89)	$ (19.19)	$ (120.37)	$ (18.27)	$ (5.81)
Basic and diluted net loss per share		$ (2.3)			$ (4.36)						$ (6.78)	$ (31.87)	$ (156.7)	$ (47.28)	$ (25.87)
Basic net (loss) per common share from continuing operations		$ (1.49)	$ 34.43	$ (90.36)	$ 3.63	$ (16.43)	$ (35.49)	$ 7.02	$ 5.05	$ (5.57)	$ (4.89)	$ (12.68)	$ (36.33)	$ (29.01)	$ (20.06)
Basic net loss per common share from discontinued operations		$ (0.81)	$ (63.93)	$ (11.88)	$ (7.99)	$ (11.25)	$ (10.14)	$ (0.75)	$ (2.06)	$ (5.32)	$ (1.89)	$ (19.19)	$ (120.37)	$ (18.27)	$ (5.81)
Basic net loss per common share		$ (2.3)	$ (29.5)	$ (102.24)	$ (4.36)	$ (27.68)	$ (45.63)	$ 6.27	$ 2.99	$ (10.89)	$ (6.78)	$ (31.87)	$ (156.7)	$ (47.28)	$ (25.87)
Diluted net loss per common share from continuing operations		$ (1.49)	$ 24.14	$ (90.36)	$ 3.63	$ (16.43)	$ (35.6)	$ 6.95	$ 4.99	$ (5.57)	$ (4.89)	$ (12.68)	$ (36.33)	$ (29.01)	$ (20.06)
Diluted net loss per common share from discontinued operations		$ (0.81)	$ (44.82)	$ (11.88)	$ (7.99)	$ (11.25)	$ (10.18)	$ (0.74)	$ (2.04)	$ (5.32)	$ (1.89)	$ (19.19)	$ (120.37)	$ (18.27)	$ (5.81)
Diluted net loss per common share	$ 0.1	$ (2.3)	$ (20.68)	$ (102.24)	$ (4.36)	$ (27.68)	$ (45.78)	$ 6.21	$ 2.95	$ (10.89)	$ (6.78)	$ (31.87)	$ (156.7)	$ (47.28)	$ (25.87)

Net Loss per Common Share (Details textual) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Net Loss per Common Share (Textual) [Abstract]
Total denominator for basic net loss per share	2	3	6	949	13	14
Warrant [Member]
Net Loss per Common Share (Textual) [Abstract]
Warrant outstanding to purchase common shares	54,000	56,600		918
Unvested Stock Based Awards [Member]
Net Loss per Common Share (Textual) [Abstract]
Total denominator for basic net loss per share				5	6	9

Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010
Property and equipment
Historical Cost	$ 336,031	$ 334,141	$ 328,264
Net Book Value	160,082	167,145	179,997
Vessels and Vessel improvements [Member]
Property and equipment
Historical Cost	152,439	150,658	147,032
Net Book Value	64,295	67,379	74,057
Containers [Member]
Property and equipment
Historical Cost	37,362	37,831	37,212
Net Book Value	22,188	23,114	24,089
Chassis [Member]
Property and equipment
Historical Cost	12,556	12,713	12,449
Net Book Value	4,866	5,429	5,938
Cranes [Member]
Property and equipment
Historical Cost	27,722	27,641	26,744
Net Book Value	14,132	15,144	16,253
Machinery and Equipment [Member]
Property and equipment
Historical Cost	31,866	31,015	28,962
Net Book Value	10,993	11,661	11,206
Facilities and land improvements [Member]
Property and equipment
Historical Cost	28,030	27,257	26,355
Net Book Value	21,348	21,293	21,176
Software [Member]
Property and equipment
Historical Cost	25,175	25,169	23,837
Net Book Value	1,379	1,268	1,605
Construction in Progress [Member]
Property and equipment
Historical Cost	20,881	21,857	23,673
Net Book Value	$ 20,881	$ 21,857	$ 25,673

Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 25, 2011	Sep. 25, 2011	Dec. 26, 2010
Schedule of Intangible assets
Total intangibles with definite lives	$ 217,209	$ 220,680		$ 220,136
Accumulated amortization	(161,874)	(150,738)		(139,312)
Net intangibles with definite lives	55,335	69,942		80,824
Goodwill	198,793	198,793	196,643	314,149
Intangible assets, net	254,128	268,735		80,824
Customer contracts/relationships [Member]
Schedule of Intangible assets
Total intangibles with definite lives	141,430	141,430		141,430
Trademarks [Member]
Schedule of Intangible assets
Total intangibles with definite lives	63,800	63,800		63,800
Deferred financing costs [Member]
Schedule of Intangible assets
Total intangibles with definite lives	$ 11,979	$ 15,450		$ 14,906

Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2011
Estimated annual amortization expense
2012	$ 20,488
2013	15,058
2014	9,469
2015	7,245
2016	$ 6,850

Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 25, 2011	Dec. 25, 2011	Jun. 24, 2012	Dec. 26, 2010	Dec. 20, 2009
Goodwill balance and accumulated impairment charges
Goodwill	$ 196,643	$ 198,793	$ 198,793	$ 314,149
Goodwill impairment	(117,506)	2,150
Accumulated goodwill impairment charges		$ 135,878		$ 20,522	$ 17,603

Intangible Assets (Details Textual) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 25, 2011	Sep. 25, 2011	Jun. 24, 2012	Sep. 25, 2011	Dec. 25, 2011	Dec. 26, 2010
Intangible Assets (Textual) [Abstract]
Adjustment to decrease the estimated goodwill impairment charge				$ (117,506,000)	$ 2,150,000
Impairment charge for 2010	2,200,000	117,500,000			115,356,000	2,919,000
Discount rate to apply reporting unit					15.00%
Deferred Financing Cost			$ 3,900,000

Other Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010
Other accrued liability
Vessel operations	$ 10,694	$ 13,783	$ 17,987
Payroll and employee benefits	15,367	13,594	13,996
Marine operations	5,901	7,077	6,787
Terminal operations	8,188	9,297	11,219
Fuel	5,671	10,590	5,750
Interest	5,451	12,368	7,344
Legal settlements	10,180	8,066	12,767
Restructuring	24	233	1,853
Other liabilities	20,217	22,089	23,018
Total other accrued liabilities	$ 81,693	$ 97,097	$ 100,721

Other Accrued Liabilities (Details Textual) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 24, 2012
First Installment [Member]
Other Accrued Liabilities (Textual) [Abstract]
Paid for settlement of agreement	$ 3
Legal proceeding payment installment due date	Mar 24, 2014
Second Installment [Member]
Other Accrued Liabilities (Textual) [Abstract]
Paid for settlement of agreement	4
Legal proceeding payment installment due date	Mar 24, 2015
Third Installment [Member]
Other Accrued Liabilities (Textual) [Abstract]
Paid for settlement of agreement	$ 4
Legal proceeding payment installment due date	Mar 21, 2016

Fair Value Measurement (Details) (USD $)	Jun. 24, 2012	Dec. 25, 2011
Schedule of fair value, liabilities measured on recurring basis
Total liabilities	$ 1,101,000	$ 14,020
Conversion features within Series A Notes [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities	825,000	28,560
Conversion features within Series B Notes [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities	276,000	(14,540)
Fair Value, Measurements, Nonrecurring [Member]
Summary of assets measured at fair value on a non-recurring basis
Goodwill		198,793
Total Assets		198,793
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Conversion features within Series A Notes [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Conversion features within Series B Notes [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Summary of assets measured at fair value on a non-recurring basis
Goodwill
Total Assets
Significant Other Observable Inputs (Level 2) [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities
Significant Other Observable Inputs (Level 2) [Member] | Conversion features within Series A Notes [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities
Significant Other Observable Inputs (Level 2) [Member] | Conversion features within Series B Notes [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Summary of assets measured at fair value on a non-recurring basis
Goodwill
Total Assets
Significant Unobservable Inputs (Level 3) [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities	1,101,000	14,020
Significant Unobservable Inputs (Level 3) [Member] | Conversion features within Series A Notes [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities	825,000	28,560
Significant Unobservable Inputs (Level 3) [Member] | Conversion features within Series B Notes [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities	276,000	(14,540)
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Summary of assets measured at fair value on a non-recurring basis
Goodwill		198,793
Total Assets		$ 198,793

Pension and Post Retirement Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended				6 Months Ended		12 Months Ended
	Jun. 24, 2012 Employees	Jun. 26, 2011	Jun. 24, 2012 Employees	Dec. 31, 2005	Jun. 24, 2012 Defined benefit plan [Member]	Jun. 26, 2011 Defined benefit plan [Member]	Jun. 24, 2012 Defined benefit plan [Member]	Jun. 26, 2011 Defined benefit plan [Member]	Dec. 25, 2011 Defined benefit plan [Member]	Dec. 26, 2010 Defined benefit plan [Member]	Dec. 20, 2009 Defined benefit plan [Member]	Mar. 24, 2012 HSI [Member]	Jun. 26, 2011 HSI [Member]	Jun. 24, 2012 HSI [Member]	Jun. 26, 2011 HSI [Member]	Dec. 25, 2011 HSI [Member]	Dec. 26, 2010 HSI [Member]	Dec. 20, 2009 HSI [Member]	Dec. 31, 2005 HSI [Member] Employees	Jun. 24, 2012 Post-Retirement Benefits Plans [Member]	Jun. 26, 2011 Post-Retirement Benefits Plans [Member]	Dec. 25, 2011 Post-Retirement Benefits Plans [Member]	Dec. 26, 2010 Post-Retirement Benefits Plans [Member]	Dec. 20, 2009 Post-Retirement Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Recorded net periodic benefit costs	$ 100	$ 100			$ 200	$ 200	$ 400	$ 400	$ 860	$ 879	$ 800	$ 100	$ 100	$ 200	$ 200	$ 200	$ 200	$ 300		$ 200	$ 200	$ 700	$ 500	$ 800
HSI pension plan frozen for employees																			50
Pension and Post Retirement Benefit Plans (Textual) [Abstract]
Planned defined benefit plan for union employees	30		30
Eligible employees for defined benefit pension plan			142
Eligibility for defined benefit plan			1 year
Participant age for retirement plan			55 years
Participant age for retirement plan combination of age			75 years
Attained age for post-retirement medical, dental and life insurance benefits for employees				20 years

Commitments and Contingencies (Details) (USD $)	1 Months Ended					3 Months Ended			6 Months Ended		12 Months Ended									6 Months Ended			6 Months Ended			12 Months Ended	6 Months Ended
	Apr. 30, 2012	Mar. 31, 2012	Apr. 28, 2011	Apr. 30, 2011	Mar. 22, 2011	Jun. 24, 2012	Mar. 24, 2012	Dec. 25, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011 Agreement	Dec. 26, 2010	Dec. 20, 2009	Jan. 27, 2014	Jan. 27, 2013	Apr. 13, 2012	Apr. 05, 2012 Vessels	Jun. 24, 2012 First lien senior secured notes [Member]	Dec. 25, 2011 First lien senior secured notes [Member]	Jun. 24, 2012 Puerto Rico tradelane [Member] Lawsuit	Nov. 23, 2011 Puerto Rico tradelane [Member]	Jun. 11, 2009 Puerto Rico tradelane [Member]	Jun. 24, 2012 Alaska tradelane [Member] Lawsuit	Jun. 24, 2012 Ship Finance International Limited [Member]	Jun. 24, 2012 Ship Finance International Limited [Member] First lien senior secured notes [Member]	Dec. 25, 2011 Hawaii and Guam tradelanes [Member] Lawsuit	Jun. 24, 2012 Interest Rate Criteria One [Member] Maximum [Member]	Jun. 24, 2012 Interest Rate Criteria Two [Member] Maximum [Member]	Jun. 24, 2012 Interest Rate Criteria Three [Member] Maximum [Member]	Jun. 24, 2012 Criteria Four [Member]
Commitments and Contingencies (Textual) [Abstract]
Legal Proceedings amount payable in number of years									5 years		5 years
Legal Proceedings related charges			$ 15,000,000		$ 45,000,000							$ 30,000,000
Paid for settlement of agreement																						20,000,000
Legal Proceedings Amount reversed												19,200,000
Payment of first fine amount				1,000,000
Payment of second fine amount		1,000,000
Payment of fine amount on or before year one											2,000,000
Payment of fine amount on or before year two											3,000,000
Payment of fine amount on or before year Three											4,000,000
Payment of fine amount on or before year four											4,000,000
Class action lawsuit related to ocean shipping																				32			1			25
Pursuant to the settlement agreement amount paid																					5,800,000
Settlement agreement amount agreed to pay																					4,000,000
Recorded provisions relating to contingency								1,500,000			1,500,000
Amount of fine agreed to pay for guilty								1,000,000			1,000,000
Aggregate annual charter hire amount																	32,000,000
Additional amount donated to service programs																500,000
Fine amount to be paid on installment basis														500,000	500,000
Number of new vessels																	5
Global Termination Agreement date								Apr 5, 2012			Apr 5, 2012
Term of each of the bareboat charters																	12 years
Period of Renewal option exercisable																	3 years
Period of Elected not to purchase the new vessels																	12 years
Responsible for paying the amount of shortfall																	3,800,000
Recorded Residual guarantee at fair value amount								300,000			300,000
Letters of credit amount						18,900,000		19,600,000	18,900,000		19,600,000	11,300,000
Expired Collective bargaining agreements workforce											10.00%
Principal amount of Second Lien Senior Secured Notes due 2016 issued						389,724,000		515,848,000	389,724,000		515,848,000	516,323,000						226,767,000	228,228,000						40,000,000
Due date of Second Lien Senior Secured Notes									2016
Warrants issued for the purchase of common stock	9,250,000								9,250,000
Conversion price of warrant to common stock						$ 0.01			$ 0.01								$ 0.01
Reimbursement amount incurred																								600,000			600,000	100,000	100,000	100,000
Reimburse amount paid to SFL							800,000		700,000
Record date for vessel lease related to restructuring charges									4th quarter of 2011
Work force covered by collective bargaining agreements											70.00%
Number of collective bargaining agreement expired in fiscal year											5
Number of collective bargaining agreement expired in next year											1
Number of collective bargaining agreement expired in year two											1
Number of collective bargaining agreement expired in year ten											1
Percentage of union workforce											30.00%
Additional restructuring charges						14,100,000		119,300,000			119,300,000	1,843,000	747,000
Payments for Legal Settlements actual amount Paid									$ 1,500,000	$ 1,884,000	$ 8,518,000	$ 5,000,000	$ 5,000,000

Subsequent Events (Details) (USD $)	1 Months Ended		3 Months Ended										6 Months Ended		12 Months Ended						6 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended		1 Months Ended
	Apr. 30, 2012	Mar. 31, 2012	Jun. 24, 2012	Mar. 25, 2012	Dec. 25, 2011	Sep. 25, 2011	Jun. 26, 2011	Mar. 27, 2011	Dec. 26, 2010	Sep. 19, 2010	Jun. 20, 2010	Mar. 21, 2010	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Apr. 09, 2012	Apr. 05, 2012	Mar. 29, 2012	Jun. 24, 2012 Chief Executive Officer [Member]	Jun. 24, 2012 Chief Executive Officer [Member] Performance Shares [Member]	Jun. 24, 2012 Chief Executive Officer [Member] Restricted stock units [Member]	Jun. 24, 2012 Senior Management Employees [Member]	Jun. 24, 2012 Senior Management Employees [Member] Performance Shares [Member]	Jun. 24, 2012 Senior Management Employees [Member] Service Based Restricted Stock Unit [Member]	Jun. 24, 2012 Non Employee [Member]	Jun. 24, 2012 Non Employee [Member] Restricted stock units [Member]	Apr. 09, 2012 Senior Secured Notes Due Two Thousand Sixteen [Member]	Apr. 30, 2012 Convertible Series A [Member]	Apr. 30, 2012 Convertible Series B [Member]	Jan. 31, 2012 Convertible Series B [Member]	Jan. 11, 2012 Convertible Series B [Member]
Subsequent Events (Textual) [Abstract]
RSUs granted																					3,000,000			2,800,000			150,000
RSUs compensation expense															$ 500,000							$ 200,000	$ 1,000,000		$ 200,000	$ 700,000		$ 500,000
Number of shares vest in full													9,791		1,082						1,500,000
Debt-to-equity conversion																																49,700,000
Series B Notes at a conversion rate																																54.7196
Series B Notes converted to Common Stock																																18,500,000
Convertible rate of common stock per Principal amount of Series B Notes																																1,000
Common stock available for the purchase of Series B note holders																																1,000,000
common stock and warrants issued for the purchase of common stock for Series B Note holders																		9,250,000															1,700,000
Percentage of stock held by convertible note																														81.00%	3.00%
Principal amount of Second Lien Senior Secured Notes due 2016 issued																													40,000,000
Fully diluted shares of such common stock	$ 0.1		$ (2.3)		$ (20.68)	$ (102.24)	$ (4.36)	$ (27.68)	$ (45.78)	$ 6.21	$ 2.95	$ (10.89)	$ (6.78)	$ (31.87)	$ (156.7)	$ (47.28)	$ (25.87)
Subsequent Events (Additional Textual) [Abstract]
RSUs vested, twelve months													1,500,000
RSUs vested, one year													1,500,000
RSUs vested, two years													1,500,000
RSUs vested, three years													1,500,000
Percentage of note holders in agreement restructuring support		96.00%
Series A and Series B Notes available for conversion under restructuring support agreement		228,400,000
Series A and Series B Notes conversion		90.00%
Percentage of stock not for conversion of notes		10.00%
Percentage of stock held by Sfl	10.00%
Percentage of stock held by existing share and warrants holders	6.00%
Percentage reserved for management incentive plans	8.00%
Issuance to SFL in aggregate principal amount																				40,000,000
Warrants issued for the purchase of common stock	9,250,000												9,250,000
Conversion price of warrant to common stock			$ 0.01										$ 0.01						$ 0.01
Contractual obligation reimbursement related to return vessels													600,000
Contractual obligation reimbursement related to reposition vessels													100,000
Contractual obligation reimbursement related to remove company stack													100,000
Contractual obligation reimbursement related to reflagging vessels													100,000
Maximum contractual obligation reimbursement													600,000
Decrease in current deferred tax asset				$ 3,100,000

Significant Accounting Policies (Details)	12 Months Ended
Dec. 25, 2011
Buildings, chassis and cranes [Member]
The estimated useful lives of the Company's assets
Property, Plant and Equipment, Useful Life	25 years
Containers [Member]
The estimated useful lives of the Company's assets
Property, Plant and Equipment, Useful Life	15 years
Vessels [Member] | Maximum [Member]
The estimated useful lives of the Company's assets
Property, Plant and Equipment, Useful Life	40 years
Vessels [Member] | Minimum [Member]
The estimated useful lives of the Company's assets
Property, Plant and Equipment, Useful Life	20 years
Software [Member]
The estimated useful lives of the Company's assets
Property, Plant and Equipment, Useful Life	3 years
Other [Member] | Maximum [Member]
The estimated useful lives of the Company's assets
Property, Plant and Equipment, Useful Life	10 years
Other [Member] | Minimum [Member]
The estimated useful lives of the Company's assets
Property, Plant and Equipment, Useful Life	3 years

Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Cash payments (refunds) for interest and income taxes
Interest	$ 34,609	$ 26,199	$ 24,479
Income taxes	$ (102)	$ (14)	$ (678)

Significant Accounting Policies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Jun. 24, 2012	Dec. 26, 2010
Significant Accounting Policies (Additional Textual) [Abstract]
Maturity period cash held in banks and temporary investment	3 months
Allowance on accounts receivable	$ 6,416	$ 5,116	$ 6,760
Maximum [Member]
Significant Accounting Policies (Textual) [Abstract]
Number of days for creating allowances	65
Minimum [Member]
Significant Accounting Policies (Textual) [Abstract]
Number of days for creating allowances	55
Trademarks [Member]
Significant Accounting Policies (Textual) [Abstract]
Finite-Lived Intangible Asset, Useful Life	15 years
Customer Contracts or Relationships [Member] | Maximum [Member]
Significant Accounting Policies (Textual) [Abstract]
Finite-Lived Intangible Asset, Useful Life	10 years
Customer Contracts or Relationships [Member] | Minimum [Member]
Significant Accounting Policies (Textual) [Abstract]
Finite-Lived Intangible Asset, Useful Life	4 years

Impairment Charges (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Dec. 26, 2010	Sep. 19, 2010	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Components of the impairment charges
Impairment charge	$ 257	$ 2,818	$ 800	$ 1,800	$ 257	$ 2,818	$ 2,997	$ 2,655	$ 1,867
Equipment [Member]
Components of the impairment charges
Impairment charge							2,997	2,655
Vessels [Member]
Components of the impairment charges
Impairment charge									$ 1,867

Impairment Charges (Details Textual) (USD $)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Dec. 26, 2010	Sep. 19, 2010	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011 Vessels	Dec. 26, 2010	Dec. 20, 2009
Impairment Charges (Textual) [Abstract]
Impairment charge	$ 257,000	$ 2,818,000	$ 800,000	$ 1,800,000	$ 257,000	$ 2,818,000	$ 2,997,000	$ 2,655,000	$ 1,867,000
Number of vessels tested for potential impairment							2
Alaska Trade [Member]
Impairment Charges (Textual) [Abstract]
Number of Vessels							1
U.S East Coast [Member]
Impairment Charges (Textual) [Abstract]
Number of Vessels							1
U.S. West Coast [Member]
Impairment Charges (Textual) [Abstract]
Number of Vessels							1
Cranes [Member]
Impairment Charges (Textual) [Abstract]
Impairment charge to write down carrying value							2,800,000
Fair Value of assets less costs to sell							15,400,000
Equipment [Member]
Impairment Charges (Textual) [Abstract]
Impairment charge							2,997,000	2,655,000
Vessels [Member]
Impairment Charges (Textual) [Abstract]
Impairment charge									1,867,000
Spare Vessels [Member]
Impairment Charges (Textual) [Abstract]
Impairment charge							$ 1,900,000
Number of Vessels							5

Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2011
Summary of future minimum lease obligations
2012, Non- Cancelable Operating Lease	$ 121,036
2013, Non- Cancelable Operating Lease	116,571
2014, Non- Cancelable Operating Lease	100,339
2015, Non- Cancelable Operating Lease	80,184
2016, Non- Cancelable Operating Lease	45,622
Thereafter, Non- Cancelable Operating Lease	95,073
Total future minimum lease obligation, Non- Cancelable Operating Lease	558,825
2012, Capital lease	2,331
2013, Capital lease	1,526
2014, Capital lease	1,526
2015, Capital lease	1,526
2016, Capital lease	1,526
Thereafter, Capital lease	1,400
Total future minimum lease obligation, Capital lease	9,835
Less: amounts representing interest	2,305
Present value of future minimum lease obligation	7,530
Current portion of capital lease obligation	1,646
Long-term portion of capital lease obligation	$ 5,884

Leases (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Leases (Textual) [Abstract]
Rent expense under operating lease agreements	$ 110.6	$ 107.3	$ 104.2

Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010
Defined benefit plan [Member]
Change in Benefit Obligation
Beginning obligations	$ (11,914)	$ (10,771)
Service cost	(415)	(396)
Interest cost	(712)	(675)
Amendments
Actuarial gain (loss)	449	(464)
Benefits paid	408	392
Ending obligations	(12,184)	(11,914)
Change in Plans' Assets
Beginning fair value	8,128	7,064
Actual return on plans' assets	(79)	786
Employer contributions	917	670
Benefits paid	(408)	(392)
Ending fair value	8,558	8,128
Funded status at end of year	(3,626)	(3,786)
Other Postretirement Benefit Plans, Defined Benefit [Member]
Change in Benefit Obligation
Beginning obligations	(10,788)	(8,925)
Service cost	(383)	(312)
Interest cost	(643)	(557)
Amendments
Actuarial gain (loss)	1,521	(1,223)
Benefits paid	216	229
Ending obligations	(10,077)	(10,788)
Change in Plans' Assets
Benefits paid	(216)	(229)
Funded status at end of year	$ (10,077)	$ (10,788)

Employee Benefit Plans (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Net Periodic Benefit Cost
Net periodic benefit cost	$ 100	$ 100
Defined benefit plan [Member]
Net Periodic Benefit Cost
Service cost					415	396
Interest cost					712	675
Expected return on plan assets					(624)	(526)
Amortization of prior service cost					255	255
Amortization of transition obligation					102	102
Amortization of (gain) loss						(23)
Net periodic benefit cost	200	200	400	400	860	879	800
Other Postretirement Benefit Plans, Defined Benefit [Member]
Net Periodic Benefit Cost
Service cost					383	312
Interest cost					643	557
Amortization of prior service cost					103	103
Amortization of (gain) loss					(28)	(26)
Net periodic benefit cost					$ 1,101	$ 947

Employee Benefit Plans (Details 2)	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010
Defined benefit plan [Member]
Rate Assumptions
Weighted-average discount rate used in determining net periodic cost	6.10%	6.40%
Weighted-average expected long-term rate of return on plan assets in determination of net periodic costs	7.50%	7.50%
Weighted-average rate of compensation increase(1)	0.00%	0.00%
Weighted-average discount rate used in determination of projected benefit obligation	5.30%	6.10%
Other Postretirement Benefit Plans, Defined Benefit [Member]
Rate Assumptions
Weighted-average discount rate used in determining net periodic cost	6.10%	6.40%
Weighted-average expected long-term rate of return on plan assets in determination of net periodic costs	0.00%	0.00%
Weighted-average rate of compensation increase(1)	0.00%	0.00%
Weighted-average discount rate used in determination of projected benefit obligation	5.30%	6.10%
Assumed health care cost trend:
Initial trend	9.00%	9.00%
Ultimate trend rate	5.00%	5.00%

Employee Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2011
Defined benefit plan [Member]
Benefit payments reflecting expected future service
2012	$ 482
2013	523
2014	554
2015	585
2016	602
2017-2021	3,790
Total	6,536
Other Postretirement Benefit Plans, Defined Benefit [Member]
Benefit payments reflecting expected future service
2012	329
2013	362
2014	354
2015	364
2016	380
2017-2021	2,228
Total	$ 4,017

Employee Benefit Plans (Details 4)	Dec. 25, 2011	Dec. 26, 2010
Company's pension plans' investment policy and weighted average asset allocations
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Cash and Cash Equivalents [Member]
Company's pension plans' investment policy and weighted average asset allocations
Defined Benefit Plan, Actual Plan Asset Allocations	4.00%	2.00%
Equity Securities [Member]
Company's pension plans' investment policy and weighted average asset allocations
Defined Benefit Plan, Actual Plan Asset Allocations	62.00%	58.00%
Debt Securities [Member]
Company's pension plans' investment policy and weighted average asset allocations
Defined Benefit Plan, Actual Plan Asset Allocations	34.00%	40.00%

Employee Benefit Plans (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Pension Fund [Member]
Multi-employer health and benefit plans
Multi-employer Contributions	$ 19,143	$ 18,625	$ 16,304
Pension Fund [Member] | Ila Prssa Welfare Fund [Member]
Multi-employer health and benefit plans
EIN	51-0151862 - 001
5% contributor	Yes
Multi-employer Contributions	2,391	2,015	1,724
Pension Protection Act Zone Status	Green	Green
FIP RP status pending implemented	No
Contributor	Yes
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Sep 30, 2012
Pension Fund [Member] | Meba Pension Trust [Member]
Multi-employer health and benefit plans
EIN	51-6029896 - 001
5% contributor	No
Multi-employer Contributions
Pension Protection Act Zone Status	Green	Green
FIP RP status pending implemented	No
Contributor	No
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun 15, 2022
Pension Fund [Member] | Masters Mates and Pilots Pension Plan [Member]
Multi-employer health and benefit plans
EIN	13-6372630 - 001
5% contributor	Yes
Multi-employer Contributions	4,457	5,023	4,710
Pension Protection Act Zone Status	Green	Red
FIP RP status pending implemented	No
Contributor	Yes
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun 15, 2017
Pension Fund [Member] | Local One Hundred Fifty Three Pension Fund [Member]
Multi-employer health and benefit plans
EIN	13-2864289 - 001
5% contributor	Yes
Multi-employer Contributions	330	341	301
Pension Protection Act Zone Status	Red	Orange
FIP RP status pending implemented	Implemented
Contributor	Yes
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Nov 9, 2012
Pension Fund [Member] | Alaska Teamster Employer Pension Plan [Member]
Multi-employer health and benefit plans
EIN	92-6003463 - 024
5% contributor	Yes
Multi-employer Contributions	3,210	2,529	2,449
Pension Protection Act Zone Status	Red	Red
FIP RP status pending implemented	Implemented
Contributor	Yes
Surcharge Imposed	Yes
Expiration Date of Collective Bargaining Agreement	Jun 30, 2011
Pension Fund [Member] | All Alaska Longshore Pension Plan [Member]
Multi-employer health and benefit plans
EIN	91-6085352 - 001
5% contributor	Yes
Multi-employer Contributions	846	693	598
Pension Protection Act Zone Status	Green	Green
FIP RP status pending implemented	No
Contributor	Yes
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun 30, 2012
Pension Fund [Member] | Seafarers Pension Fund One [Member]
Multi-employer health and benefit plans
EIN	13-6100329 - 001
5% contributor	Yes
Multi-employer Contributions
Pension Protection Act Zone Status	Green	Green
FIP RP status pending implemented	No
Contributor	Yes
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun 30, 2012
Pension Fund [Member] | Western Conference of Teamsters Pension Plan [Member]
Multi-employer health and benefit plans
EIN	91-6145047 -001
5% contributor	No
Multi-employer Contributions	4,717	4,514	3,463
Pension Protection Act Zone Status	Green	Green
FIP RP status pending implemented	No
Contributor	No
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Mar 31, 2013
Pension Fund [Member] | Western Conference of Teamsters Supplemental Benefit Trust [Member]
Multi-employer health and benefit plans
EIN	95-3746907 -001
5% contributor	Yes
Multi-employer Contributions	203	200	207
Pension Protection Act Zone Status	Green	Green
FIP RP status pending implemented	No
Contributor	Yes
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Mar 31, 2013
Pension Fund [Member] | Western States Office and Professional Employees Pension Fund [Member]
Multi-employer health and benefit plans
EIN	94-6076144 -001
5% contributor	No
Multi-employer Contributions	81	82	77
Pension Protection Act Zone Status	Red	Red
FIP RP status pending implemented	Implemented
Contributor	No
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Nov 9, 2012
Pension Fund [Member] | Hawaii Stevedoring Multiemployer Pension Plan [Member]
Multi-employer health and benefit plans
EIN	99-0314293 -001
5% contributor	Yes
Multi-employer Contributions	2,631	2,940	2,523
Pension Protection Act Zone Status	Yellow	Yellow
FIP RP status pending implemented	Implemented
Contributor	Yes
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun 30, 2014
Pension Fund [Member] | Hawaii Terminals Multiemployer Pension Plan [Member]
Multi-employer health and benefit plans
EIN	20-0389370 -001
5% contributor	No
Multi-employer Contributions	277	288	252
Pension Protection Act Zone Status	Yellow	Yellow
FIP RP status pending implemented	Implemented
Contributor	No
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun 30, 2014
Health and Benefits Fund [Member]
Multi-employer health and benefit plans
Multi-employer Contributions	26,389	26,492	27,712
Health and Benefits Fund [Member] | Ila Prssa Welfare Fund [Member]
Multi-employer health and benefit plans
EIN	66-0214500 -501
5% contributor	Yes
Multi-employer Contributions	3,159	3,571	3,359
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Sep 30, 2012
Health and Benefits Fund [Member] | Meba Medical and Benefits Plan [Member]
Multi-employer health and benefit plans
EIN	13-5590515 - 501
5% contributor	Yes
Multi-employer Contributions	2,876	2,981	3,837
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun 15, 2022
Health and Benefits Fund [Member] | Mm and P Health and Benefit Plan [Member]
Multi-employer health and benefit plans
EIN	13-6696938 - 501
5% contributor	Yes
Multi-employer Contributions	2,780	2,753	3,356
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun 15, 2017
Health and Benefits Fund [Member] | Alaska Teamster Employer Welfare Trust [Member]
Multi-employer health and benefit plans
EIN	91-6034674 - 501
5% contributor	Yes
Multi-employer Contributions	3,064	2,605	2,453
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun 30, 2011
Health and Benefits Fund [Member] | All Alaska Longshore Health and Welfare Trust Fund [Member]
Multi-employer health and benefit plans
EIN	91-6070467 - 501
5% contributor	Yes
Multi-employer Contributions	2,112	1,752	1,510
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun 30, 2012
Health and Benefits Fund [Member] | Seafarers Health and Benefits Plan One [Member]
Multi-employer health and benefit plans
EIN	13-5557534 - 501
5% contributor	Yes
Multi-employer Contributions	6,263	6,254	7,176
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun 30, 2012
Health and Benefits Fund [Member] | Western Teamsters Welfare Trust [Member]
Multi-employer health and benefit plans
EIN	91-6033601 - 501
5% contributor	No
Multi-employer Contributions	2,731	2,996	2,865
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Mar 31, 2013
Health and Benefits Fund [Member] | Stevedore Industry Committee Welfare Benefit Plan [Member]
Multi-employer health and benefit plans
EIN	99-0313967 - 501
5% contributor	Yes
Multi-employer Contributions	3,265	3,448	3,044
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun 30, 2014
Health and Benefits Fund [Member] | Office and Professional Employees Welfare Fund [Member]
Multi-employer health and benefit plans
EIN	23-7120690 - 501
5% contributor	No
Multi-employer Contributions	$ 139	$ 132	$ 112
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Nov 9, 2012

Employee Benefit Plans (Details Textual) (USD $)	3 Months Ended			12 Months Ended			24 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended					12 Months Ended					6 Months Ended	12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Dec. 20, 2009	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Dec. 25, 2011	Dec. 25, 2011 Equity Securities [Member]	Dec. 25, 2011 Debt Securities [Member]	Jun. 24, 2012 Defined benefit plan [Member]	Jun. 26, 2011 Defined benefit plan [Member]	Jun. 24, 2012 Defined benefit plan [Member]	Jun. 26, 2011 Defined benefit plan [Member]	Dec. 25, 2011 Defined benefit plan [Member] Employees	Dec. 26, 2010 Defined benefit plan [Member]	Dec. 20, 2009 Defined benefit plan [Member]	Jun. 24, 2012 Post-Retirement Benefits Plans [Member]	Jun. 26, 2011 Post-Retirement Benefits Plans [Member]	Dec. 25, 2011 Post-Retirement Benefits Plans [Member]	Dec. 26, 2010 Post-Retirement Benefits Plans [Member]	Dec. 20, 2009 Post-Retirement Benefits Plans [Member]	Mar. 24, 2012 Pension Plan Defined Benefit HSI [Member]	Jun. 26, 2011 Pension Plan Defined Benefit HSI [Member]	Jun. 24, 2012 Pension Plan Defined Benefit HSI [Member]	Jun. 26, 2011 Pension Plan Defined Benefit HSI [Member]	Dec. 25, 2011 Pension Plan Defined Benefit HSI [Member]	Dec. 26, 2010 Pension Plan Defined Benefit HSI [Member]	Dec. 20, 2009 Pension Plan Defined Benefit HSI [Member]	Dec. 31, 2005 Pension Plan Defined Benefit HSI [Member] Employees	Dec. 25, 2010 Pension Plan Defined Benefit HSI [Member]	Dec. 25, 2011 Post Retirement Benefit Plans HSI [Member]	Dec. 26, 2010 Post Retirement Benefit Plans HSI [Member]	Dec. 20, 2009 Post Retirement Benefit Plans HSI [Member]	Dec. 31, 2005 Post Retirement Benefit Plans HSI [Member]	Dec. 25, 2011 Restricted stock units [Member]	Jun. 24, 2012 Restricted stock / vested shares [Member]	Dec. 25, 2011 Restricted stock / vested shares [Member]	Jun. 09, 2010 Restricted stock / vested shares [Member]	Jun. 01, 2010 Restricted stock / vested shares [Member]	Mar. 15, 2010 Restricted stock / vested shares [Member]	Dec. 25, 2011 Health and Benefits Fund [Member]	Dec. 26, 2010 Health and Benefits Fund [Member]
Employee Benefit Plans (Additional Textual) [Abstract]
Historical employer contribution percentage							100.00%
Historical percentage of employee contribution for 100% matching contribution by employer							6.00%
Employer contribution percentage			50.00%
Percentage of Employee contribution for 100% matching contribution by employer			6.00%
Plan administered by company				Company also administers a 401(k) plan for certain union employees with no Company match
Number of union employees sponsors benefit plan														30															50
Recorded net periodic benefit costs	$ 100,000	$ 100,000								$ 200,000	$ 200,000	$ 400,000	$ 400,000	$ 860,000	$ 879,000	$ 800,000	$ 200,000	$ 200,000	$ 700,000	$ 500,000	$ 800,000	$ 100,000	$ 100,000	$ 200,000	$ 200,000	$ 200,000	$ 200,000	$ 300,000			$ 400,000	$ 400,000	$ 400,000
Underfunded pension plan														900,000	1,300,000				5,200,000	5,100,000						2,800,000				2,500,000											4,900,000	5,700,000
Minimum age of employee on the date of retirement																			55 years												55 years
Total year of Service and Age of Employee on the date of Retirement																			75 years															75 years
Minimum year of service to be eligible for post-retirement medical, dental and life insurance																																		20 years
Target investment								65.00%	35.00%
Grant date fair value																																						$ 99.5	$ 98	$ 123
Unrecognized compensation expense																																			26,000	200,000	800,000
Weighted-average period of unrecognized compensation expense																																			5 months	1 year	10 months 24 days
Employee Benefit Plans (Textual) [Abstract]
Total Employee contributions cost				1,000,000	1,100,000	2,100,000
Percentage Increase in Assumed Health Care Cost Trend				1.00%
Service and interest cost increase				200,000
Effect of one percentage point decrease on accumulated postretirement benefit obligation				1,700,000
Percentage decrease in the assumed health care cost trend				1.00%
Service and interest cost decrease				200,000
Decrease in benefit obligation				1,300,000
Expected Company contributions, related to the pension plan				$ 800,000			$ 800,000

Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended
	Apr. 30, 2012	Jun. 24, 2012	Dec. 25, 2011	Sep. 25, 2011	Jun. 26, 2011	Mar. 27, 2011	Dec. 26, 2010	Sep. 19, 2010	Jun. 20, 2010	Mar. 21, 2010	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Quarterly Financial Data
Operating revenue		$ 270,939	$ 264,084	$ 267,629	$ 253,731	$ 240,720	$ 256,131	$ 257,162	$ 250,607	$ 236,155	$ 534,294	$ 494,451	$ 1,026,164	$ 1,000,055	$ 979,352
Operating (loss) income(1)(2)		1,007	(6,927)	(99,669)	18,993	(9,356)	(32,995)	18,748	16,249	2,892	(5,054)	8,761	(97,856)	4,894	24,426
(Loss) income from continuing operations			74,206	(111,685)	4,506	(20,221)	(43,647)	8,668	6,176	(6,771)
Net loss from discontinued operations		(16,187)	(137,769)	(14,682)	(9,921)	(13,851)	(12,475)	(921)	(2,526)	(6,473)	(21,894)	(23,774)	(176,223)	(22,395)	(7,021)
Net loss		$ (46,074)	$ (63,563)	$ (126,367)	$ (5,416)	$ (34,072)	$ (56,122)	$ 7,747	$ 3,650	$ (13,244)	$ (78,580)	$ (39,487)	$ (229,417)	$ (57,969)	$ (31,272)
Basic net (loss) per common share from continuing operations		$ (1.49)	$ 34.43	$ (90.36)	$ 3.63	$ (16.43)	$ (35.49)	$ 7.02	$ 5.05	$ (5.57)	$ (4.89)	$ (12.68)	$ (36.33)	$ (29.01)	$ (20.06)
Basic net loss per common share from discontinued operations		$ (0.81)	$ (63.93)	$ (11.88)	$ (7.99)	$ (11.25)	$ (10.14)	$ (0.75)	$ (2.06)	$ (5.32)	$ (1.89)	$ (19.19)	$ (120.37)	$ (18.27)	$ (5.81)
Basic net loss per common share		$ (2.3)	$ (29.5)	$ (102.24)	$ (4.36)	$ (27.68)	$ (45.63)	$ 6.27	$ 2.99	$ (10.89)	$ (6.78)	$ (31.87)	$ (156.7)	$ (47.28)	$ (25.87)
Diluted net loss per common share from continuing operations		$ (1.49)	$ 24.14	$ (90.36)	$ 3.63	$ (16.43)	$ (35.6)	$ 6.95	$ 4.99	$ (5.57)	$ (4.89)	$ (12.68)	$ (36.33)	$ (29.01)	$ (20.06)
Diluted net loss per common share from discontinued operations		$ (0.81)	$ (44.82)	$ (11.88)	$ (7.99)	$ (11.25)	$ (10.18)	$ (0.74)	$ (2.04)	$ (5.32)	$ (1.89)	$ (19.19)	$ (120.37)	$ (18.27)	$ (5.81)
Diluted net loss per common share	$ 0.1	$ (2.3)	$ (20.68)	$ (102.24)	$ (4.36)	$ (27.68)	$ (45.78)	$ 6.21	$ 2.95	$ (10.89)	$ (6.78)	$ (31.87)	$ (156.7)	$ (47.28)	$ (25.87)

Quarterly Financial Data (Unaudited) (Details Textual) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011	Sep. 25, 2011	Jun. 26, 2011	Mar. 27, 2011	Dec. 26, 2010	Sep. 19, 2010	Jun. 20, 2010	Mar. 21, 2010	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Quarterly Financial Data (Unaudited) (Textual) [Abstract]
Legal and Professional Fees Related to DOJ investigation and the antitrust related litigation		$ 700,000	$ 700,000	$ 900,000	$ 2,200,000	$ 1,700,000	$ 1,500,000	$ 1,000,000	$ 1,000,000
Impairment charge	257,000			2,818,000		800,000	1,800,000			257,000	2,818,000	2,997,000	2,655,000	1,867,000
Impairment charge for 2010		2,200,000	117,500,000									115,356,000	2,919,000
Settlement charge for the settlement with the doj				19,200,000									30,000,000
Settlement charges related to the settlement with all of the remaining significant shippers		12,700,000
Company's restructuring plan													1,800,000
Settlement charge for the settlement of indirect purchaser lawsuit													1,800,000
Restructuring charge	$ 14,100,000	$ 119,300,000										$ 119,300,000	$ 1,843,000	$ 747,000

Valuation and Qualifying Accounts (USD $)	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Dec. 21, 2008
Valuation and Qualifying Accounts Disclosure [Line Items]
Charged to Cost and Expenses	$ 2,613,000	$ 1,478,000	$ 1,845,000
Deductions	(7,204,000)	(4,388,000)	(7,965,000)
Charged to other accounts	4,247,000	3,078,000	5,259,000
Ending Balance	6,416,000	6,760,000	6,592,000	7,453,000
Valuation and Qualifying Accounts (Textual) [Abstract]
Stock-based compensation	500,000
Other comprehensive income (loss)	1,300,000	200,000	2,000,000
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Charged to Cost and Expenses	2,613,000	1,478,000	1,845,000
Deductions	(2,975,000)	(1,185,000)	(2,662,000)
Charged to other accounts
Ending Balance	5,766,000	6,128,000	5,835,000	6,652,000
Allowance for Revenue Adjustments [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Deductions	(4,229,000)	(3,203,000)	(5,303,000)
Charged to other accounts	4,247,000	3,078,000	5,259,000
Ending Balance	650,000	632,000	757,000	801,000
Business Restructuring Reserves [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Charged to Cost and Expenses		2,057,000	1,001,000
Deductions	(1,809,000)	(165,000)	(3,563,000)
Charged to other accounts			(485,000)
Ending Balance	233,000	2,042,000	150,000	3,197,000
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Charged to Cost and Expenses	(7,207,000)	7,671,000	9,727,000
Deductions
Charged to other accounts	(1,320,000)	274,000	(2,015,000)
Ending Balance	$ 8,392,000	$ 16,919,000	$ 8,974,000	$ 1,262,000